SEGMENT REPORTING (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) segment	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
SEGMENT REPORTING
Number of reportable segments | segment	3
Total segment and consolidated revenue	$ 650,227	$ 1,328,876	$ 2,167
Total segment and consolidated cost of revenue-exclusive depreciation and amortization	(628,189)	(1,304,538)	(1,787)
Total segment and consolidated cost of revenue-depreciation and amortization	(32,025)	(18,877)	(229)
Total segment and consolidated cost	(660,214)	(1,323,415)	(2,016)
Reconciling items:
Other operating income	590	300	534
Government grant	29		21
Impairment of cryptocurrency assets	(18,435)	(38,319)	0
Impairment of intangible assets	(56,094)	(56)	0
Impairment of goodwill	(26,569)
Operating profit (loss)	(168,644)	(70,237)	(16,986)
Other income, net	9,031	594	42
Interest income	150	56	242
Interest expense	218	775
(Loss) gain from equity method investments	164	(1,184)	(1,865)
Gain on previously held equity interest		5,500
Impairment of long-term investments	(2,250)	0	(4,787)
Gain from disposal of subsidiaries	3,340	234
Income tax expense		(359)	(30)
Net loss	(158,427)	(65,453)	(23,324)
Inter-segment
SEGMENT REPORTING
Total segment and consolidated revenue	(51,328)	(38,632)
Total segment and consolidated cost of revenue-exclusive depreciation and amortization	51,328	38,632
Total segment and consolidated cost of revenue-depreciation and amortization		295
Reconciling items:
Operating profit (loss)		(7,840)
Reconciling items
Reconciling items:
Operating expenses	(27,084)	(29,569)	(17,419)
Other operating income	590	8,140	534
Government grant	29		21
Other operating expenses	(5,477)	(14,686)	(273)
Net gain on disposal of cryptocurrency assets	8,360	11,392
Impairment of cryptocurrency assets	(18,435)	(38,319)
Changes in fair value of derivative instrument		3,696
Impairment of property and equipment	(35,224)	(22,392)
Changes in fair value of contingent considerations	1,247	13,936
Impairment of intangible assets	(56,094)	(56)
Impairment of goodwill	(26,569)
Mining pool
SEGMENT REPORTING
Total segment and consolidated revenue	535,890
Mining pool | Operating segments
SEGMENT REPORTING
Total segment and consolidated revenue	636,937	1,310,970
Total segment and consolidated cost of revenue-exclusive depreciation and amortization	(635,300)	(1,315,621)
Total segment and consolidated cost of revenue-depreciation and amortization	(9,090)	(4,148)
Mining pool | Inter-segment
SEGMENT REPORTING
Total segment and consolidated cost of revenue-exclusive depreciation and amortization	(43,735)	(35,864)
Data center | Operating segments
SEGMENT REPORTING
Total segment and consolidated revenue	17,580	14,593
Total segment and consolidated cost of revenue-exclusive depreciation and amortization	(12,673)	(10,982)
Total segment and consolidated cost of revenue-depreciation and amortization	(1,485)	(3,269)
Data center | Inter-segment
SEGMENT REPORTING
Total segment and consolidated revenue	7,593	2,768
Cryptocurrency mining | Operating segments
SEGMENT REPORTING
Total segment and consolidated revenue	46,839	39,429
Total segment and consolidated cost of revenue-exclusive depreciation and amortization	(28,119)	(14,900)
Total segment and consolidated cost of revenue-depreciation and amortization	(21,448)	(11,649)
Cryptocurrency mining | Inter-segment
SEGMENT REPORTING
Total segment and consolidated revenue	43,735	35,864
Others | Operating segments
SEGMENT REPORTING
Total segment and consolidated revenue	199	2,516	2,167
Total segment and consolidated cost of revenue-exclusive depreciation and amortization	(3,425)	(1,667)	(1,787)
Total segment and consolidated cost of revenue-depreciation and amortization	$ (2)	$ (106)	$ (229)